Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

Class A, Class B, Class C, Administrator Class, and Institutional Class

Supplement dated July 1, 2010, to the Prospectus dated February 1, 2010, as previously supplemented as the case may be.

This supplement contains important information about the above referenced Fund.

Fund shareholders have approved the proposed reorganization of the Fund into the Wells Fargo Advantage Diversified Equity Fund.   Effective July 1, 2010, we will re-allocate the Fund’s assets to align the Fund’s asset allocation with that of Wells Fargo Advantage Diversified Equity Fund.   Accordingly, the table appearing under the heading “Portfolio Allocation and Management” in the Section of the Prospectus entitled “The Funds—Growth Equity Fund” is hereby deleted and replaced with the following

Investment Style/Portfolios	Target Allocation		Sub-Adviser
Large Cap Value Style	25.00%
C&B Large Cap Value Portfolio		8.33%	Cooke & Bieler, L. P.
Equity Income Portfolio		8.33%	Wells Capital Management Incorporated
Equity Value Portfolio		8.34%	Systematic Financial Management, L.P.
Large Cap Blend Style	25.00%
Index Portfolio		25.00%	Wells Capital Management Incorporated
Large Cap Growth Style	25.00%
Disciplined Growth Portfolio		5.00%	Smith Asset Management Group, L. P.
Large Cap Appreciation Portfolio		2.50%	Cadence Capital Management, LLC
Large Company Growth Portfolio		17.50%	Peregrine Capital Management, Inc.
Small Cap Style	10.00%
Emerging Growth Portfolio		1.16%	Wells Capital Management Incorporated
Small Cap Index Portfolio		3.34%	Wells Capital Management Incorporated
Small Company Growth Portfolio		2.17%	Peregrine Capital Management, Inc.
Small Company Value Portfolio		0.33%	Peregrine Capital Management, Inc.
Strategic Small Cap Value Portfolio		3.00%	Wells Capital Management Incorporated
International Style	15.00%
International Core Portfolio		3.75%	Evergreen Investments
International Growth Portfolio		3.75%	Artisan Partners Limited Partnership
International Index Portfolio		3.75%	SSgA Funds Management, Inc.
International Value Portfolio		3.75%	LSV Asset Management

Total Fund Assets	100.00%

EGIT070/P904SP2